Debt (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 28, 2013	May 08, 2014	Jan. 24, 2014
Schedule of Debt
Mortgage Loan Total	$ 326,242,000		$ 169,847,544		$ 65,782,288
Long-term Debt, Including Related to Real Estate Held for Sale	626,242,000		496,348,000
KeyBank Credit Facility	0		44,499,848		129,030,000
Total	626,242,000		496,347,392		194,812,288
Unsecured Term Loan [Member]
Schedule of Debt
Long-term Debt, Including Related to Real Estate Held for Sale	300,000,000		0
KeyBank Credit Facility	300,000,000
Contractual Interest Rate	1.61%	[1],[2]
Payment Type	Interest Only
Loan Maturity	May 2019
Plainfield Mortgage Loan
Schedule of Debt
Mortgage Loan Total	19,721,000		19,958,225		20,257,850
Contractual Interest Rate	6.65%	[1]	6.65%
Payment Type	Principal and Interest		Principal and interest
Loan Maturity	November 2017		November 2017
Emporia Partners Mortgage Loan
Schedule of Debt
Mortgage Loan Total	4,194,000		4,442,140		4,757,113
Contractual Interest Rate	5.88%	[1]	5.88%
Payment Type	Principal and Interest		Principal and Interest
Loan Maturity	September 2023		September 2023
LTI Mortgage Loan
Schedule of Debt
Mortgage Loan Total	32,307,000	[3]	32,822,202	[3]	33,476,326
Contractual Interest Rate	5.80%	[1]	5.80%
Payment Type	Principal and Interest		Principal and Interest
Loan Maturity	March 2016		March 2016
LTI Mortgage Loan Premium [Member]
Schedule of Debt
Mortgage Loan Total	122,000		186,092		271,973
TransDigm Mortgage Loan
Schedule of Debt
Mortgage Loan Total	6,611,000	[4]	6,711,394		6,838,716
Contractual Interest Rate	5.98%	[1]	5.98%
Payment Type	Principal and Interest		Principal and Interest
Loan Maturity	June 2016		June 2016
TransDigm Mortgage Loan Premium [Member]
Schedule of Debt
Mortgage Loan Total	88,000		127,491		180,310
Midland Mortgage Loan
Schedule of Debt
Mortgage Loan Total	105,600,000		105,600,000
Contractual Interest Rate	3.94%	[1]	3.94%			3.94%
Payment Type	Interest Only through March 2017/Principal and Interest thereafter		IO through March 2017/Principal and Interest thereafter
Loan Maturity	April 2023		April 2023
KeyBank Credit Facility [Member]
Schedule of Debt
Long-term Debt, Including Related to Real Estate Held for Sale	0		44,500,000
KeyBank Credit Facility			44,499,848		129,030,000
Contractual Interest Rate	2.16%	[1],[5]
Contractual Interest Rate			2.17%
Payment Type	Interest Only		Interest Only
Loan Maturity	June 2018 (3)		June 2018 (3)
KeyBank Term Loan [Member]
Schedule of Debt
Long-term Debt, Including Related to Real Estate Held for Sale	0		282,000,000
KeyBank Credit Facility			282,000,000		0		227,000,000
Contractual Interest Rate	2.16%	[1],[5]
Contractual Interest Rate			2.17%
Payment Type	Interest Only		Interest Only
Loan Maturity	November 2018 (3)		November 2018 (3)
Ace Hardware Mortgage Loan
Schedule of Debt
Mortgage Loan Total	23,735,000	[6]	0	[6]
Contractual Interest Rate	5.588%	[1]
Payment Type	Principal and Interest
Loan Maturity	October 2024
Ace Hardware Mortgage Loan Premium [Member]
Schedule of Debt
Mortgage Loan Total	1,724,000		0
AIG Loan
Schedule of Debt
Mortgage Loan Total	110,640,000
Contractual Interest Rate	4.96%	[1]						4.96%
Payment Type	Interest Only through January 2017/Principal and Interest thereafter
Loan Maturity	February 2029
TW Telecom Loan
Schedule of Debt
Mortgage Loan Total	$ 21,500,000
Contractual Interest Rate	2.61%	[1],[7]
Payment Type	Interest Only through July 2015/Principal and Interest thereafter
Loan Maturity	August 2019

[1]	The weighted average interest rate as of September 30, 2014 was approximately 3.3% for the Company’s fixed-rate and variable-rate debt combined and 5.0% for the Company’s fixed-rate debt only.
[2]	As discussed below, the interest rate is a one-month LIBO Rate + 1.45%. As of September 30, 2014, the LIBO Rate was 0.16%.
[3]	The carrying value does not include the debt premium of $0.1 million and $0.2 million as of September 30, 2014 and December 31, 2013, respectively.
[4]	The carrying value does not include the debt premium of $0.1 million as of September 30, 2014 and December 31, 2013.
[5]	As discussed below, the interest rate was a one-month LIBO Rate + 2.00%. The KeyBank Credit Facility and Term Loan were both terminated on May 8, 2014, at which time, the LIBO Rate was 0.16%.
[6]	The carrying value does not include the debt premium of $1.9 million as of September 30, 2014.
[7]	As discussed below, the interest rate is a one-month LIBO Rate + 2.45%. As of September 30, 2014, the LIBO Rate was 0.16%.